S-K 1606, De-SPAC Board Determination	Mar. 20, 2026
De-SPAC, Board Determination, Approval of Directors [Line Items]
De-SPAC Transaction was Approved By Majority of Nonemployee Directors of the SPAC [Flag]	true
SPAC Directors Voted Against or Abstained from Voting on the de-SPAC Transaction [Table Text Block]	agreed